Other Balance Sheet Components	12 Months Ended
Dec. 31, 2013
Other Balance Sheet Components
Other Balance Sheet Components

9. Other Balance Sheet Components

	As of December 31,
	2013	2012
	(In thousands)
Accounts receivable, net:
Accounts receivable	$209,688	$146,305
Allowance for doubtful accounts:
Balance at the beginning of year	(11,054)	(11,492)
Additional provision charged to expenses	(10,385)	(3,869)
Write-off	5,132	4,307
Balance at the end of year	(16,307)	(11,054)
	$193,381	$135,251
Prepaid expenses and other current assets:
Content fees	$7,914	$7,511
Rental and other deposits	8,768	7,261
Prepayments for long-term investments	18,842	6,444
Current deferred tax assets	3,480	4,161
Others	18,178	11,121
	$57,182	$36,498
Property and equipment, net:
Computers and equipment	$200,506	$174,132
Leasehold improvements	13,620	11,613
Furniture and fixtures	10,909	9,014
Other	1,814	1,350
	226,849	196,109
Less: Accumulated depreciation	(145,929)	(119,469)
	$80,920	$76,640
Other assets:
Prepayment for land use right and office building	$89,163	$21,188
Issuance cost of convertible debt	16,074	—
Investment deposits	6,027	14,464
Non-current deferred tax assets	1,074	1,660
Others	1,007	892
	$113,345	$38,204
Accrued liabilities:
Sales rebates	$48,047	$40,031
Content fees	21,296	24,270
Accrued compensation and benefits	27,978	17,998
Marketing expenses	29,656	15,918
Amounts owed on non-controlling interests in subsidiary	12,073	—
Advertisement production costs	10,352	8,577
Others	71,435	61,883
	$220,837	$168,677